Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Purchased Loans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Credit Loss [Abstract]
Purchase price	¥ 1,537	¥ 460	¥ 1,940	¥ 1,420
Allowance for credit losses at acquisition date	2,067	1,537	2,095	1,752
Discount or premium attributable to other factors	208	30	226	122
Par value	¥ 3,812	¥ 2,027	¥ 4,261	¥ 3,294